Note 1 - Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Note 1 - Segment Information

1            Segment information

As mentioned in section II.C, the Segment Information is disclosed as follows:

Reportable operating segments

(All amounts in millions of U.S. dollars)

Year ended December 31, 2020	Tubes	Other	Total
IFRS - Net Sales	4,844	303	5,147
Management view - operating (loss)	(277)	(50)	(327)
Differences in cost of sales	(138)	4	(134)
Differences in depreciation and amortization	1	(1)	-
Differences in selling, general and administrative expenses	(2)	-	(2)
Differences in other operating income (expenses), net	(200)	-	(200)
IFRS - operating (loss)	(616)	(47)	(663)
Financial income (expense), net			(65)
(Loss) before equity in earnings of non-consolidated companies and income tax			(728)
Equity in earnings of non-consolidated companies			109
(Loss) before income tax			(619)
Capital expenditures	189	4	193
Depreciation and amortization	661	18	679

Year ended December 31, 2019	Tubes	Other	Total
IFRS - Net Sales	6,870	424	7,294
Management view - operating income	857	73	930
Differences in cost of sales	(105)	3	(102)
Differences in depreciation and amortization	(1)	-	(1)
Differences in selling, general and administrative expenses	(1)	1	-
Differences in other operating income (expenses), net	6	-	6
IFRS - operating income	756	77	833
Financial income (expense), net			19
Income before equity in earnings of non-consolidated companies and income tax			852
Equity in earnings of non-consolidated companies			82
Income before income tax			934
Capital expenditures	338	12	350
Depreciation and amortization	523	17	540

Year ended December 31, 2018	Tubes	Other	Total
IFRS - Net Sales	7,233	426	7,659
Management view - operating income	702	81	783
Differences in cost of sales	112	7	119
Differences in depreciation and amortization	(34)	-	(34)
Differences in selling, general and administrative expenses	(2)	6	4
IFRS - operating income	778	94	872
Financial income (expense), net			37
Income before equity in earnings of non-consolidated companies and income tax			909
Equity in earnings of non-consolidated companies			194
Income before income tax			1,103
Capital expenditures	346	3	349
Depreciation and amortization	645	19	664

Transactions between segments, which were eliminated in consolidation, are mainly related to sales of scrap, energy, surplus raw materials and others from the Other segment to the Tubes segment for $16.9, $36.2 and $52.4 million in 2020, 2019 and 2018, respectively.

There are no material differences between IFRS and management view in total revenues and by reportable segments.

The main differences between operating income under IFRS view and the management view are mainly related to the cost of goods sold and other timing differences. See Section II.C - Segment Information. The main difference in Other operating income (expenses), net is attributable to the impairment of the goodwill, which residual value in the management view differs from IFRS.

In addition to the amounts reconciled above, the main differences in net income arise from the impact of functional currencies on financial result, deferred income taxes as well as the result of investment in non-consolidated companies.

Geographical information

(all amounts in thousands of U.S. dollars)	North America	South America	Europe	Middle East & Africa	Asia Pacific	Unallocated (*)	Total
Year ended December 31, 2020
Net sales	2,179,949	776,235	642,793	1,227,532	320,225	-	5,146,734
Total assets	8,071,574	1,868,458	1,461,738	804,559	552,508	957,352	13,716,189
Trade receivables	411,692	115,972	139,427	210,194	90,863	-	968,148
Property, plant and equipment, net	3,971,101	1,050,619	823,057	242,939	105,465	-	6,193,181
Capital expenditures	71,531	63,111	39,691	10,452	8,537	-	193,322
Depreciation and amortization	408,546	106,827	84,518	44,259	34,656	-	678,806

Year ended December 31, 2019
Net sales	3,429,911	1,391,288	738,880	1,382,172	351,804	-	7,294,055
Total assets	7,885,120	2,227,044	2,282,775	958,424	609,663	879,965	14,842,991
Trade receivables	612,809	176,173	149,321	319,406	90,451	-	1,348,160
Property, plant and equipment, net	3,771,570	1,129,260	816,721	254,858	117,608	-	6,090,017
Capital expenditures	169,390	113,999	55,169	4,578	7,038	-	350,174
Depreciation and amortization	276,046	105,308	82,400	42,520	33,247	-	539,521

Year ended December 31, 2018
Net sales	3,611,509	1,462,044	724,733	1,559,988	300,314	-	7,658,588
Total assets	7,971,311	2,489,522	1,913,589	588,746	482,563	805,568	14,251,299
Trade receivables	791,190	280,801	215,202	383,358	66,815	-	1,737,366
Property, plant and equipment, net	3,859,060	1,133,113	848,178	94,040	129,517	-	6,063,908
Capital expenditures	196,220	68,603	77,467	2,047	5,136	-	349,473
Depreciation and amortization	441,705	108,558	82,769	10,389	20,936	-	664,357

(*) For 2020, 2019 and 2018 includes Investments in non-consolidated companies. See note 13.

There are no revenues from external customers attributable to the Company’s country of incorporation (Luxembourg).

The principal countries from which the Company derives its revenues are USA (26%), Mexico, Argentina, Canada, Saudi Arabia, Brazil and Italy.

Revenue is mainly recognized at a point in time to direct customers, when control has been transferred and there is no unfulfilled performance obligation that could affect the acceptance of the product by the customer. Revenues related to governmental institutions represents approximately 24%, 21% and 15% in 2020, 2019 and 2018 respectively.

Tubes segment revenues by market:

Revenues Tubes (in millions of U.S. dollars)	2020	2019	2018
Oil and Gas	4,073	5,757	6,042
Hydrocarbon Processing and Power Generation	371	534	602
Industrial and Other	400	579	589
Total	4,844	6,870	7,233

At December 31, 2020, 2019 and 2018, the Company recognized contract liabilities related to customer advances in the amount of $48.7, $82.7 and $62.7 million, respectively. These amounts related to years 2019 and 2018 were reclassified to revenues during the subsequent year. In these periods, no significant adjustment in revenues were performed related to performance obligations previously satisfied.